Note 13 - Voyage Expenses, Net and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage expenses	$ 6,057,692	$ 3,993,031	$ (2,025,120)
Vessel operating expenses	25,667,279	20,758,708	19,333,898
Port Charges and Canal Dues [Member]
Voyage expenses	709,361	1,261,245	478,205
Bunkers [Member]
Voyage expenses	5,348,331	2,731,786	(2,503,325)
Crew Wages and Related Costs [Member]
Vessel operating expenses	14,105,295	11,032,888	10,906,231
Insurance [Member]
Vessel operating expenses	2,529,231	2,060,324	1,895,004
Repairs and Maintenance [Member]
Vessel operating expenses	910,009	1,149,488	640,672
Lubricants [Member]
Vessel operating expenses	1,350,166	1,286,046	1,195,526
Spares and Consumable Stores [Member]
Vessel operating expenses	4,999,329	3,496,958	3,367,528
Professional and Legal Fees [Member]
Vessel operating expenses	638,515	794,269	498,687
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,134,734	$ 938,735	$ 830,250